Shareholders' Equity and Equity incentive Plan (Details 5) - shares	Dec. 31, 2025	Dec. 31, 2024
Convertible Preferred Shares, Shareholders’ Deficit And Equity Incentive Plan [Abstract]
Outstanding share options	5,709,184	6,259,264
Unvested RSU’s	2,299,451	2,088,945
Remaining shares available for future issuance under the Incentive Plan	15,685,892	17,099,715
Total shares of ordinary shares reserved	23,694,527	25,447,924